Azzad Funds

Azzad Wise Capital Fund (WISEX)

Supplement dated August 19, 2016

to the Summary Prospectus, Prospectus and Statement of Additional Information dated November 1, 2015

Effective August 9, 2016, Ruggero de’Rossi no longer serves as portfolio manager for Azzad Wise Capital Fund. All references to Ruggero de’Rossi should be disregarded in the documents listed above.